Taxes - Schedule of Reconciles the Statutory Rate (Details)		6 Months Ended
		Mar. 31, 2025	Mar. 31, 2024
Schedule of Reconciles the Statutory Rate [Abstract]
PRC statutory tax rate		25.00%	25.00%
Effect of tax holiday and preferential tax rate	[1]	(12.80%)	0.30%
Additional deduction for R&D expenses		(11.90%)	(0.30%)
Non-deductible expenses			0.90%
Effect of change in valuation allowance		17.20%	(0.20%)
Effect of different tax rates in a foreign jurisdiction		(12.30%)	(6.60%)
Effective tax rate		5.20%	19.10%

[1]	The Company’s subsidiaries, Global Mofy China, Kashi Mofy, Shanghai Mofy, Xi’an Mofy and Beijing Mofy are subject to different favorable tax rates and tax holiday for the six months ended March 31, 2025 and 2024. For the six months ended March 31, 2025 and 2024, the tax saving as the result of the favorable tax rate and tax holiday amounted to $697,343 and $37,209, respectively.